ACQUISITIONS (Details Narrative)			6 Months Ended
	Sep. 22, 2025 USD ($)	Sep. 22, 2025 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Nov. 11, 2025 USD ($)	Nov. 11, 2025 CNY (¥)	Sep. 25, 2025 USD ($)	Sep. 25, 2025 CNY (¥)	Sep. 22, 2025 CNY (¥)
Business Combination [Line Items]
Cash						$ 422,654	¥ 3,000,000	$ 736,461	¥ 5,236,680
Business combination discount rate	0.271%									0.271%
Deferred nominal amount	$ 315,122									¥ 2,236,680
Deferred financing amount	298,561									2,119,127
Deferred recognized interest expense	16,561									¥ 117,553
Goodwill attributable controlling interest amount			$ 692,930	$ 692,930
Net income attributable to company				$ (1,931,876)	$ (1,737,700)
Remaining Consideration [Member]
Business Combination [Line Items]
Consideration amount second phase	315,122	¥ 2,236,680
Consideration First Phase [Member]
Business Combination [Line Items]
Consideration amount second phase	157,561	1,118,340
Consideration Second Phase [Member]
Business Combination [Line Items]
Consideration amount second phase	$ 157,561	¥ 1,118,340
Celnet Technology Limited [Member]
Business Combination [Line Items]
Revenue			1,397,423
Net income			127,916
Net income attributable to company			$ 65,237
Celnet [Member]
Business Combination [Line Items]
Ownership interest	51.00%									51.00%